Disclosures about fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019:

	Quoted Prices in Active Markets For Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Balance as of December 31,	Balance as of December 31,
	2020	2019	2020	2019	2020	2019	2020	2019
Assets
Cash equivalents	$106,856	$49,038	$—	$—	$—	$—	$106,856	$49,038
Short-term Investments	—	25	—	—	—	—	—	25
Derivatives	—	—	122,603	58,107	—	—	122,603	58,107
Total Assets	$106,856	$49,063	$122,603	$58,107	$—	$—	$229,459	$107,170
Liabilities
Derivatives	$—	—	20,525	$14,037	$—	$—	20,525	14,037
Total Liabilities	$—	$—	$20,525	$14,037	$—	$—	$20,525	$14,037